TAXES ON INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of loss (income) before taxes
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$10,129	$10,164	$34,096
Foreign	(420)	(380)	(460)

	$9,709	$9,784	$33,636

Schedule of deferred tax assets and liabilities
	December 31,
	2024	2023

Deferred tax assets:
Operating loss carryforward	$95,485	$92,885
Research and development	11,779	12,109
Accrued social benefits and other	2,535	3,072
Lease liabilities	670	312
Property and equipment	-	2

Deferred tax asset before valuation allowance	110,469	108,380
Valuation allowance	(109,814)	(108,073)

Deferred tax asset after valuation allowance	655	307

Deferred tax liabilities:
Right of use assets	(655)	(307)

Deferred tax liabilities	(655)	(307)

Net deferred tax assets	$-	$-